Convertible Debt	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Convertible Debt
11.	CONVERTIBLE DEBT
On June 21, 2021, the Company entered into a contingent convertible debt agreement (the “Debt Agreement”) with Silicon Valley Bank (“SVB”) and concurrently drew down, in full, the CDN$10,000,000 principal amount under the Debt Agreement.
The Debt Agreement has a term of 36 months (or 48 months at SVB’s election). The Debt Agreement accrues interest at the greater of 2.45% and the Canadian prime rate, requiring monthly interest payments. An additional payment in kind will accrue at a rate of 7% per annum, which will be settled at maturity or on conversion. During the year ended December 31, 2022, the Canadian prime rate ranged from 2.45% - 6.45%. During the year ended December 31, 2023, the Canadian prime rate ranged from 6.45% - 7.20%.
Subject to the terms and conditions of the Debt Agreement, SVB may elect to convert the principal amount of the convertible debt and the accrued and unpaid interest thereon into common shares at a conversion price equal to CDN$5.68 per common share. The conversion price of the accrued and unpaid interest will be subject to the minimum pricing requirements of the TSX, to the extent applicable, at the time of conversion.
The Company will have the right (the “Call Right”) to call the convertible debt by paying to SVB an amount equal to:

i.
125% of the principal amount of the convertible debt (less principal amounts previously repaid), if the Call Right is exercised on or before the 18 month anniversary of the date of the Debt Agreement; and

ii.	150% of the principal amount of the convertible debt (less principal amounts previously repaid), if the Call Right is exercised after the 18 month anniversary of the date of the Debt Agreement,

in either case together with all accrued and unpaid interest on the principal balance of the convertible debt. If the Call Right is exercised by the Company, SVB will retain certain lookback rights in the event the Company subsequently announces its topline data from its Phase 2 clinical study or the Company enters into an agreement to be acquired in the 12 months following the exercise of the Call Right. The Company has agreed to grant SVB a security interest in all of its assets, excluding its patents and other intellectual property, and the testing and product equipment by way of the loan agreement it entered into on September 10, 2021 (Note 8 – Loans Payable) as security for its obligations under the Debt Agreement.
The Company was required, on or prior to June 30, 2022, to raise additional net new capital, as defined in the Debt Agreement, in the aggregate amount of CDN$10,000,000. During the year ended December 31, 2022, the Company completed a CDN$14.7 million financing which satisfied the net new capital requirement of the Debt Agreement (see Note
12
– Share C
apital)
.
The loan balance is comprised of the following:

Balance – December 31, 2021	$7,507,755
Accrued interest	958,669
Interest paid	(315,436)
Change in fair value	1,056,165
Foreign exchange	(465,157)

Balance – December 31, 2022	$8,741,996
Accrued interest	1,162,773
Interest paid	(591,170)
Change in fair value	836,595
Foreign exchange	185,809

Balance – December 31, 2023	$10,336,003